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                                            April 8, 2010



VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

                         Re:  Met Investors Series Trust-
                              Registration Statement on Form N-1A
                              File No. 333-48456
                              CIK - 0001126087

Ladies and Gentlemen:

     Pursuant to Rule 485(b) under the Securities Act of 1933, as amended, enclosed for filing electronically is Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of Met Investors Series Trust (the "Trust"). This Amendment is being filed solely to amend Post-Effective Amendment No. 34 to the Trust's Registration Statement, filed on March 26, 2010, to add a previously omitted signature page.

     Any questions or comments with respect to this filing may be directed to the undersigned at (202) 775-1205.

                                              Very truly yours,

                                              /s/Robert N. Hickey
                                              ------------------------
                                              Robert N. Hickey

Enclosures

cc:      Elizabeth M. Forget
         Jeff Bernier
         Bryan Andersen
         Jack Connolly, Esq.
         Michael Lawlor, Esq.
         Francine Hayes
         Adnani Johari